TRANSACTIONS WITH RELATED PARTIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments
Direct loans	S/ 2,544,431	S/ 1,468,211
Investments	775,397	715,490
Deposits	(425,938)	(1,022,462)
Derivatives at fair value	890	(2,674)
Statement of income
Interest income related to loans	2,404	23,992
Interest expenses related to deposits	(965)	(8,342)
Other income	688	7,247
Off balance sheet [Abstract]
Indirect loans	S/ 325,427	S/ 385,360